Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

17. Related Party Transactions

Subsequent Event. In February 2013, AI LLC and certain management stockholders sold 10 million shares of the Company's common stock in an underwritten registered public offering, as further described in Note 22.

Blackstone. Pursuant to the Company's Transaction and Monitoring Fee Agreement (the “TMF Agreement”) with an affiliate of The Blackstone Group L.P. (“Blackstone”), Blackstone had provided the Company certain monitoring, advisory and consulting services as more fully described in the agreement. The Company was paying an annual monitoring fee of $5 million for these services. In the first quarter of 2011, the TMF Agreement was terminated in return for the Company's commitment to pay Blackstone a total of approximately $10 million under a quarterly payment schedule commensurate with the payment schedule under the TMF Agreement. During 2011, approximately $11 million of expense was included in the consolidated statements of earnings, which included the $10 million expense recognized upon termination as well as $1 million of expense that was recognized prior to the termination. No additional expense has been or will be recognized subsequent to 2011 as a result of these arrangements. Approximately $5 million was included in the consolidated statements of earnings for the year ended December 31, 2010.

Secondary Offerings. Pursuant to the Company's Third Amended and Restated Stockholders Agreement (the “Third Restated Agreement”) with Automotive Investors LLC (“AI LLC”), an affiliate of Blackstone, among other things, the Company has certain obligations with respect to both demand and incidental (or “piggyback”) registration rights held by AI LLC. Pursuant to the Company's employee stockholders agreement among the Company, our management group and AI LLC, among other things, the Company has certain continuing obligations with respect to piggyback registration rights held by the employee stockholders who are affiliates.

In March, September and November of 2010, AI LLC and certain management stockholders sold 11 million, 8 million and 10 million shares, respectively, of the Company's common stock in underwritten registered public offerings (the “Offerings”) pursuant to the Company's shelf registration statement on Form S-3 filed with the SEC on August 10, 2009. The Company did not receive any proceeds from the Offerings, nor did its number of shares outstanding materially change. In accordance with the Third Restated Agreement and the employee stockholders agreement described above, the Company incurred expenses totaling less than $1 million in connection with these Offerings. As a result of the Offerings, AI LLC's ownership interest in the Company decreased to approximately 16%.